Retrospective Adjustments - Schedule of Movement of the Number of RSUs (Details) - DevvStream Corp [Member] - Restricted stock units [Member]	12 Months Ended
Jul. 31, 2024 shares
Prior to Retrospective Impact [Member]
Schedule of Movement of the Number of RSUs [Line Items]
Number of RSU, Unvested	6,780,000
Exercised	1,163,572
Number of RSU, Unvested	7,943,572
After Retrospective Impact [Member]
Schedule of Movement of the Number of RSUs [Line Items]
Number of RSU, Unvested	103,686
Exercised	17,789
Number of RSU, Unvested	121,475